First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 5.9%
$150,000,000	U.S. Treasury Note	0.88%	06/30/26	$148,946,303
	(Cost $148,773,524)
U.S. TREASURY BILLS — 35.7%
200,000,000	U.S. Treasury Bill	(a)	04/16/26	199,698,250
155,000,000	U.S. Treasury Bill	(a)	04/30/26	154,547,420
200,000,000	U.S. Treasury Bill	(a)	05/14/26	199,132,304
200,000,000	U.S. Treasury Bill	(a)	06/02/26	198,757,704
150,000,000	U.S. Treasury Bill	(a)	06/16/26	148,862,019
	Total U.S. Treasury Bills			900,997,697
	(Cost $901,013,140)

Shares	Description	Value
MONEY MARKET FUNDS — 57.4%
724,457,669	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	724,457,669
724,457,670	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	724,457,670
	Total Money Market Funds	1,448,915,339
	(Cost $1,448,915,339)

	Total Investments — 99.0%	2,498,859,339
	(Cost $2,498,702,003)
	Net Other Assets and Liabilities — 1.0%	24,548,472
	Net Assets — 100.0%	$2,523,407,811
Futures Contracts at March 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	589	Apr-2026	$61,238,330	$15,204,843
Brent Crude Oil Futures	431	May-2026	41,449,270	8,014,490
Cattle Feeder Futures	253	May-2026	46,359,088	287,238
Cocoa Futures	444	May-2026	14,652,000	(4,544,022)
Cocoa Futures	1,518	Jul-2026	51,111,060	390,650
Coffee “C” Futures	147	May-2026	16,446,544	(1,851,281)
Coffee “C” Futures	1,175	Jul-2026	128,133,750	(2,985,505)
Copper Futures	813	May-2026	114,104,550	(6,536,374)
Corn Futures	4,106	May-2026	93,976,075	4,069,527
Cotton No. 2 Futures	293	May-2026	10,255,000	642,385
Cotton No. 2 Futures	257	Jul-2026	9,268,705	(142,650)
Gasoline RBOB Futures	1,663	Apr-2026	223,779,600	37,758,415
Gold 100 Oz. Futures	502	Jun-2026	234,865,720	(14,083,131)
Kansas City Hard Red Winter Wheat Futures	1,966	May-2026	62,469,650	4,870,046
Lean Hogs Futures	949	Jun-2026	39,876,980	(121,680)
Live Cattle Futures	491	Jun-2026	47,779,210	2,734,765
LME Aluminium Futures	1,526	Jun-2026	132,843,641	9,155,304
LME Lead Futures	777	Jun-2026	36,846,894	(917,273)
LME Nickel Futures	367	Jun-2026	37,623,350	(580,488)
LME Zinc Futures	1,066	Jun-2026	86,425,950	(2,845,571)
Low Sulphur Gasoil “G” Futures	808	May-2026	100,131,400	16,752,044

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Futures Contracts at March 31, 2026 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Natural Gas Futures	2,452	Apr-2026	$70,715,680	$(1,985,038)
Natural Gas Futures	1,454	May-2026	43,707,240	(503,740)
NY Harbor ULSD Futures	404	Apr-2026	69,802,958	17,181,505
NY Harbor ULSD Futures	224	May-2026	35,194,387	8,972,170
Silver Futures	269	May-2026	100,766,055	(14,061,529)
Soybean Futures	1,795	May-2026	105,097,250	3,139,377
Soybean Meal Futures	1,778	May-2026	56,255,920	1,351,985
Soybean Oil Futures	3,269	May-2026	135,101,232	20,596,758
Sugar #11 (World) Futures	1,306	Apr-2026	22,701,414	2,320,321
Sugar #11 (World) Futures	664	Jun-2026	11,660,902	(19,869)
Wheat Futures	2,266	May-2026	69,821,125	5,713,301
Wheat Futures	762	Jul-2026	23,869,650	114,950
WTI Crude Futures	825	May-2026	76,857,000	8,258,210
		Total	$2,411,187,580	$116,350,133

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$148,946,303	$—	$148,946,303	$—
U.S. Treasury Bills	900,997,697	—	900,997,697	—
Money Market Funds	1,448,915,339	1,448,915,339	—	—
Total Investments	2,498,859,339	1,448,915,339	1,049,944,000	—
Futures Contracts	169,218,088	169,218,088	—	—
Total	$2,668,077,427	$1,618,133,427	$1,049,944,000	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(52,867,955)	$(52,867,955)	$—	$—